Thrivent Partner Socially Responsible Bond Portfolio
Thrivent Partner Socially Responsible Bond Portfolio
Investment Objective
Thrivent Partner Socially Responsible Bond Portfolio seeks to maximize income.
Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Thrivent Partner Socially Responsible Bond Portfolio
Maximum Sales Charge (Load)
Maximum Deferred Sales Charge (Load)

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Thrivent Partner Socially Responsible Bond Portfolio
Management Fees		0.70%
Other Expenses		1.47%
Total Annual Portfolio Operating Expenses		2.17%
Less Expense Reimbursement	[1]	1.49%
Net Annual Portfolio Operating Expenses		0.68%
[1]	The Adviser has contractually agreed, through at least April 30, 2013, to waive certain fees and/or reimburse certain expenses associated with the shares of the Thrivent Partner Socially Responsible Bond Portfolio in order to limit the Net Annual Portfolio Operating Expenses (excluding Acquired (Underlying) Portfolio Fees and Expenses, if any) to an annual rate of 0.68% of the average daily net assets of the shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Directors of the Portfolio and the Adviser.

EXAMPLE
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example reflects the effect of the contractual waiver for the time period in which it is in effect. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Thrivent Partner Socially Responsible Bond Portfolio	69	535	1,028	2,386

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 254% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies

The Portfolio uses an active strategy, seeking relative value to earn incremental income. Under normal circumstances, the Portfolio invests at least 80% of its net assets in fixed-income securities. The Portfolio invests primarily in investment-grade corporate bonds and government bonds. A security is investment grade when assigned a credit quality rating of at least “Baa” by Moody’s, “BBB” by S&P or, if unrated, considered to be of comparable credit quality by the Portfolio’s subadviser. The Portfolio may also invest in trust-preferred securities, taxable municipal bonds, below investment-grade debt securities (commonly known as “junk bonds”), foreign bonds (including American Depositary Receipts (ADRs)), asset-backed securities, mortgage-backed securities including derivative securities such as collateralized mortgage obligations, and repurchase agreements.

Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies or other credit providers. Please note that the Portfolio uses an interest rate management technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Portfolio. The Portfolio may also invest in leveraged loans, which are expected to be below investment-grade quality. Additionally, as a non-diversified fund under the Investment Company Act of 1940, the Portfolio expects to focus its investments in the securities of a relatively few number of issuers.

All investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in fixed-income securities from 80% to a lesser amount, it will notify you at least 60 days prior to the change.

Calvert Investment Management, Inc. (“Calvert”), the Portfolio’s subadviser, employs a two-part process for evaluating prospective investments. Investments are selected for financial soundness and then evaluated according to the Portfolio’s sustainable and socially responsible investment criteria, which are developed by Calvert. Investments must be consistent with the Portfolio’s current investment criteria, including financial, sustainability and social responsibility factors.

Investments in fixed-income securities may be made prior to the application of the Portfolio’s sustainability and social responsibility analysis, due to the nature of the fixed-income market. Unlike equities, fixed-income securities are not available on exchange-traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability and social responsibility analysis prior to purchase. However, following purchase, the fixed-income security is evaluated according to the Portfolio’s sustainable and socially responsible investment criteria and, if it is not found to meet the standards for the Portfolio’s sustainable and socially responsible investment criteria, the security will be sold per Calvert’s procedures, at a time that is in the best interests of the shareholders.

Sustainable and Socially Responsible Investment Criteria

The Portfolio seeks to invest in companies and other enterprises that demonstrate positive corporate environmental, social and governance (ESG) performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, indigenous peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics.

The Portfolio has developed sustainable and socially responsible investment criteria, detailed below. These criteria represent ESG standards which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert. All sustainable and socially responsible investment criteria may be changed without shareholder approval.

The Portfolio seeks to invest in companies that:

  Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services.
  Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; and have strong labor codes ideally consistent with the International Labor Organization core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.
  Observe appropriate international human rights standards in operations in all countries.
  Respect indigenous peoples and their lands, cultures, knowledge, environment, and livelihoods.
  Produce or market products and services that are safe and enhance the health or quality of life of consumers.
  Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.
  Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; and align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

The Portfolio seeks to avoid investing in companies that:

  Demonstrate poor environmental performance or compliance records, or contribute significantly to local or global environmental problems; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.
  Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.
  Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.
  Exhibit a pattern and practice of violating the rights and protections of indigenous peoples.
  Demonstrate poor corporate governance or engage in harmful or unethical business practices.
  Manufacture tobacco products.
  Are significantly involved in the manufacture of alcoholic beverages.
  Have direct involvement in gambling operations.
  Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.
  Manufacture or sell firearms and/or ammunition.
  Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.
  Develop genetically modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of indigenous peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

With respect to U.S. government securities, the Portfolio invests in debt obligations issued by the U.S. government (i.e., Treasury securities) or guaranteed by agencies or instrumentalities of the U.S. government whose purposes further, or are compatible with, the Portfolio’s sustainable and socially responsible investment criteria.

Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objectives.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The price of the Portfolio’s shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Portfolio’s shares may fluctuate significantly in the short term.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio’s portfolio is exposed may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.

High Yield Risk. High yield securities, to which the Portfolio’s portfolio is exposed, are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.

Foreign Securities Risk. To the extent the Portfolio’s portfolio is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Non-Diversified Risk. The Portfolio is not “diversified” within the meaning of the 1940 Act. That means the Portfolio may invest more than 5% of its assets in the securities of any single issuer and may hold more than 10% of the securities of any single issuer. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer will significantly affect the Portfolio’s performance.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Futures Contract Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.

Trust-Preferred Securities Risk. Trust-preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust-preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made (with such interest payments being dependent on the financial condition of the parent corporation). There is also the risk that the underlying obligations, and thus the trust-preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for a one-year period and since inception compared to a broad-based securities market index. The index is the Barclays Capital U.S. Credit Index, which is comprised of both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance and include both U.S. and foreign corporations. The non-corporate sectors are sovereign, supranational, foreign agency and foreign local government. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q3 '09	+4.88%
Worst Quarter:	Q4 '10	-1.33%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
Average Annual Total Returns	1 Year	Since Inception	Inception Date
Thrivent Partner Socially Responsible Bond Portfolio	6.70%	7.73%	Apr. 30, 2008
Barclays Capital U.S. Credit Index Thrivent Partner Socially Responsible Bond Portfolio	8.35%	7.61%	Apr. 30, 2008